INCOME TAX	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 18. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”) which uses a tax rate of 25%.

Nanjing Recon was approved as a government-certified high –technology company and is subject to a reduced income tax rate of 15% through November 30, 2019.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high technology company and is subject to a reduced income tax rate of 15% through November 25, 2018.

Loss before provision for income taxes consisted of:

	June 30, 2016	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(14,257,066)	¥(28,079,918)	¥(21,599,806)	$(3,262,908)
China	(26,079,666)	(2,815,983)	(23,759,198)	(3,589,113)
Total	¥(40,336,732)	¥(30,895,901)	¥(45,359,004)	$(6,852,021)

Deferred tax asset, net is comprised of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥925,907	¥703,545	$106,279
Loss from investment in unconsolidated entity	-	605,660	91,492
Net operating loss carryforwards	3,425,411	6,911,270	1,044,030
Less: Valuation allowance	(4,351,318)	(8,220,475)	(1,241,801)
Deferred income tax assets, net	¥-	¥-	$-

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at statutory rates	¥(6,230,384)	¥(580,551)	¥(5,679,505)	$(857,957)
Nondeductible expenses and others	1,774,956	93,709	(65,427)	(9,884)
Benefit of favorable rate for high-technology companies	2,492,154	232,221	2,009,486	303,557
Benefit of revenue exempted from enterprise income tax	(43,363)	(19,919)	(55,748)	(8,421)
Change in valuation allowances	3,748,735	602,583	3,869,157	584,482
Tax refund	(1,196,253)	(20,143)	(61,733)	(9,325)
Provision for income tax	¥545,845	¥307,900	¥16,230	$2,452

The Company’s tax expense is comprised of the following:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥-	¥307,900	¥16,230	$2,452
Adjust over accrued tax of prior years	(1,196,253)	-	-	-
Deferred income taxes provision	1,742,098	-	-	-
Expense for income tax	¥545,845	¥307,900	¥16,230	$2,452